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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-0001025187


                             Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  May 31


Date of reporting period:  December 1, 2002 through May 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                     PIONEER
                                     -------
                                    SMALL CAP
                                      VALUE
                                      FUND

                                   Semiannual
                                     Report

                                     5/31/03

                              [LOGO] PIONEER
                                     Investments (R)

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                     1

Portfolio Summary                             2

Performance Update                            3

Portfolio Management Discussion               7

Schedule of Investments                      10

Financial Statements                         19

Notes to Financial Statements                27

The Pioneer Family of Mutual Funds           34

Trustees, Officers and Service Providers     35

Retirement Plans from Pioneer                36

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 5/31/03
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------

The favorable conclusion of the war with Iraq coupled with guarded optimism on the economy set off a strong stock market rally after several months of volatility. Corporate bond prices also rose, as investors sought higher returns.

After the war, domestic factors such as taxes and the outlook for corporate earnings took center stage. Recent cuts in tax rates on dividends and capital gains, designed to encourage investment and lower personal income taxes, could energize the economy. The Federal Reserve Board appears committed to low interest rates, keeping borrowing costs low for businesses and consumers. Interest rates have been cut in Europe as well, in the hope of reviving sluggish economies on the other side of the Atlantic. Meanwhile, the weaker U.S. dollar is boosting business for American companies that operate in overseas markets.

Independent research remains the key

Pioneer is not in the business of forecasting economic trends or geopolitical events. Our focus remains, as it has since 1928, on intensive research aimed at finding the best values for our shareowners. Our managers and analysts spend every day looking for companies with strong finances and positive prospects; financially strong companies have greater potential to grow when the economy eventually rights itself. Pioneer's fixed-income experts are also finding bonds both here and overseas that offer good current yields and potential for higher prices.

Consult a trusted advisor

Whenever the news is troubling, it's tempting to change course. But timing the market - moving in and out as events unfold - can be costly in terms of lost opportunities; there's no predicting when a rebound might begin. You can temper that risk by not speculating on market moves and relying instead on dispassionate professional advice. So invest some time and meet with a trusted financial advisor who brings the dual advantages of knowledge and experience to the table.

All of us at Pioneer thank you for your continued business.

Respectfully,


/s/ Osbert Hood

Osbert Hood
Pioneer Investment Management, Inc.

The preceding information is the opinion of fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

--------------------------------------------------------------------------------
Osbert Hood was recently named Chief Executive Officer and President of Pioneer Investment Management USA Inc., the U.S. investment arm of Pioneer Global Asset Management. Mr. Hood had been Chief Operating Officer at Pioneer U.S. and a key member of the senior management committee. He joined Pioneer in 2000, having previously held senior management positions at both John Hancock Financial Services and American Express.
--------------------------------------------------------------------------------

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

   [The following table was depicted as a pie chart in the printed material.]

Common Stocks                            81.6%
Temporary Cash Investments               16.8%
Exchange Traded Fund                      1.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

   [The following table was depicted as a pie chart in the printed material.]

Industrials                              20.1%
Financials                               17.7%
Consumer Discretionary                   13.6%
Information Technology                   11.0%
Energy                                   10.6%
Health Care                               9.5%
Utilities                                 6.7%
Materials                                 4.3%
Consumer Staples                          4.1%
Exchange Traded Fund                      1.9%
Telecommunication Services                0.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1.  Pediatrix Medical Group, Inc.       2.27%
 2.  PacifiCare Health Systems, Inc.     2.14
 3.  Swift Energy Co.                    1.98
 4.  Southwestern Energy Co.             1.92
 5.  Ishares Russell 2000 Value          1.92
     Index Fund
 6.  R.H. Donnelley Corp.                1.80
 7.  Massey Energy Co.                   1.79
 8.  Genessee & Wyoming, Inc.            1.69
 9.  SPSS, Inc.                          1.59
10.  People's Energy Corp.               1.58

Top 10 holdings exclude money market instruments. Fund holdings will vary for other periods.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/03                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 5/31/03     11/30/02
                          $23.03      $21.51

Distributions per Share   Income      Short-Term      Long-Term
(12/1/02 - 5/31/03)       Dividends   Capital Gains   Capital Gains
                             --            --              --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, at public offering price, compared to that of the Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2003)

                   Net Asset    Public Offering
Period               Value          Price*
Life-of-Class
(2/28/97)             9.13%          8.09%
5 Years               8.04           6.76
1 Year              -12.00         -17.07
--------------------------------------------------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                       Pioneer
                      Small Cap          Russell 2000
   Date              Value Fund*         Value Index
   ----              -----------         -----------
2/28/1997               $9,425             $10,000
11/30/1997             $11,206             $12,436
11/30/1998              $9,282             $11,665
11/30/1999             $11,661             $11,499
11/30/2000             $13,674             $13,142
11/30/2001             $15,851             $15,637
11/30/2002             $15,192             $15,355
5/31/2003              $16,266             $16,836

* Reflects the deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

   The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. You cannot invest directly in any index.

   Small-cap stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

   Past performance does not guarantee future results. Return and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/03                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 5/31/03     11/30/02
                          $21.97      $20.60

Distributions per Share   Income      Short-Term      Long-Term
(12/1/02 - 5/31/03)       Dividends   Capital Gains   Capital Gains
                             --            --              --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund compared to that of the Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2003)

                     If         If
Period              Held     Redeemed*
Life-of-Class
(2/28/97)           8.34%       8.34%
5 Years             7.24        7.09
1 Year            -12.68      -16.17
--------------------------------------------------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                       Pioneer
                      Small Cap          Russell 2000
   Date              Value Fund*         Value Index
   ----              -----------         -----------
2/28/1997              $10,000             $10,000
11/30/1997             $11,847             $12,436
11/30/1998              $9,740             $11,665
11/30/1999             $12,145             $11,499
11/30/2000             $14,132             $13,142
11/30/2001             $16,264             $15,637
11/30/2002             $15,473             $15,355
5/31/2003              $16,502             $16,836

*  Reflects deduction of the maximum applicable contingent deferred sales charge
   (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

   The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. You cannot invest directly in any index.

   Small-cap stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

   Past performance does not guarantee future results. Return and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/03                             CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 5/31/03     11/30/02
                          $22.79      $21.37

Distributions per Share   Income      Short-Term      Long-Term
(12/1/02 - 5/31/03)       Dividends   Capital Gains   Capital Gains
                             --            --              --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, at public offering price, compared to that of the Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2003)

                   Net Asset    Public Offering
Period               Value        Price/CDSC*
Life-of-Class
(9/28/01)             8.12%           7.47%
1 Year              -12.62          -13.48
--------------------------------------------------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                       Pioneer
                      Small Cap          Russell 2000
   Date              Value Fund*         Value Index
   ----              -----------         -----------
9/30/2001               $9,900             $10,000
11/30/2001             $11,097             $10,999
11/30/2002             $10,576             $10,801
5/31/2003              $11,278             $11,843

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to investments sold within one year of purchase.

   The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. You cannot invest directly in any index.

   Small-cap stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

   Past performance does not guarantee future results. Return and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/03                             CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 5/31/03     4/01/03
                          $23.03      $19.59

Distributions per Share   Income      Short-Term      Long-Term
(4/01/03 - 5/31/03)       Dividends   Capital Gains   Capital Gains
                             --            --              --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund compared to that of the Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2003)

                    If           If
Period             Held       Redeemed*
Life-of-Class
(2/28/97)**        8.59%         8.59%
5 Years            7.45          7.45
1 Year           -12.00        -12.88
--------------------------------------------------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                       Pioneer
                      Small Cap          Russell 2000
   Date              Value Fund*         Value Index
   ----              -----------         -----------
2/28/1997              $10,000             $10,000
11/30/1997             $11,839             $12,436
11/30/1998              $9,753             $11,665
11/30/1999             $12,129             $11,499
11/30/2000             $14,092             $13,142
11/30/2001             $16,308             $15,637
11/30/2002             $15,632             $15,355
5/31/2003              $16,737             $16,836

* Reflects deduction 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

** Class R shares have no front-end load, may be subject to a back-end load and are available to certain retirement plans. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares, but will pay a CDSC if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

   The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. You cannot invest directly in any index.

   Small-cap stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

   Past performance does not guarantee future results. Return and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/03
--------------------------------------------------------------------------------

Pioneer Small Cap Value Fund delivered positive results for shareowners over the last six months. However, strength in speculative stocks that did not meet the Fund's value criteria caused performance to lag the Fund's benchmark. In the following discussion, portfolio manager David Adams and assistant portfolio manager Jack McPherson review the changing environment for small-cap value stocks and some of the investment decisions that affected performance.

Q. How did the Fund perform over this period?

A. For the six-month period ended May 31, 2003, Pioneer Small Cap Value Fund's Class A, B, C and R shares returned 7.07%, 6.65%, 6.65% and 7.07%**, respectively, all at net asset value. These results trailed the 9.65% return on the Russell 2000 Value Index, the Fund's benchmark, for the same period.

Q. What were conditions like over the past six months and how did you respond?

A. Last fall, it appeared that the U.S. economy might be poised to expand. However, uncertainties surrounding the war in Iraq and the protracted, severe winter took a toll on business activity. But investor confidence recovered as the war progressed.

   In early March, stocks began a vigorous rally that continued through the end of the period, with speculative issues recording the largest gains. In the meantime, the economy has been moving in fits and starts, with unemployment levels stubbornly high. Nevertheless, we have been structuring the portfolio for the possibility of a better economy. We've been finding many attractive investment opportunities, some of which are larger companies.

Q. Which areas had the most impact on results?

A. An overweight position and successful stock selection among energy issues made a positive contribution to performance. Shares of coal producer Massey Energy rose after the company resolved its operational problems. Swift Energy, which produces oil and natural gas in and around the Gulf of Mexico, delivered good earnings, giving evidence that production is on track after a period of shortfalls. Another Gulf-area driller, Texas-based Southwestern Energy, exploited new production areas and appears well situated to profit from potentially higher natural gas prices.

** Class R shares have no front-end load, may be subject to a back-end load and are available to certain retirement plans. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares, but will pay a CDSC if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/03                              (continued)
--------------------------------------------------------------------------------

   Strong performers among financial companies included bank holding company Irwin Financial, which saw its mortgage business expand as homeowners took advantage of low interest rates. Title insurer Stewart Information Systems was another direct beneficiary of the mortgage-refinancing boom. Medallion Financial, which lends money to finance the purchase of taxi medallions in New York and other large cities, emerged from a post-9/11 slump. Medallion also operates the nation's largest taxi-top advertising company and is setting up a bank in order to gather low-interest deposits that it can then lend out.

   On the industrial side, NACCO, a maker of lift trucks and heavy equipment for mines, saw its shares rise with expectations of a recovering economy. A positive outlook for coal prices following a period of slack demand benefited Joy Global, which makes and services equipment for the coal, gold and copper mining industries.

Q. Which areas held back performance?

A. A significant portion of the Fund's underperformance compared to its benchmark can be tied to health care stocks. We kept the Fund underweighted in biotechnology, a sector characterized by high valuations and modest profitability. As the market became less risk averse, several biotech companies did well, hurting relative performance. Among portfolio holdings, RITA Medical Systems makes laparoscopic devices for treating liver cancer by means of thermal energy. Shares fell when the company's CEO resigned. However, conversations with management have reaffirmed our confidence in the company's prospects. We also remain optimistic about the potential for Haemonetics, whose shares suffered when demand for its automated blood-processing technology weakened.

   Pediatrix, Inc. has grown by acquiring neonatal and maternal-fetal medical practices in several states. Shares dropped when the Federal Trade Commission sought additional information about an acquisition it had approved earlier. In addition, the CEO resigned unexpectedly, and the firm's founder assumed that role. Coming on the heels of accounting scandals at HealthSouth (not part of the portfolio), these problems caused widespread selling of Pediatrix. We bought shares on this weakness; prices had recovered substantially by the end of the period.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   PacifiCare Health Systems, a Medicare managed-care company, rebounded after discontinuing operations in states where it was incurring losses. Investors also welcomed Pacificare's increased emphasis on its profitable, non-Medicare medical insurance operations.

Q. What were results like in other sectors?

A. Shares of Handelman, a distributor of prerecorded music and video titles to retail outlets, recovered after a slump, allowing us to take profits when our valuation target was reached. R.H. Donnelley acquired Sprint's yellow pages business, making it the nation's largest yellow pages printer. This business is relatively immune to economic cycles. Businesses, especially smaller firms, must advertise if consumers are to find them. Shares rose following positive financial reports after the acquisition.

   The slow economy hurt results at Central Parking, whose facilities can be found in most metropolitan areas. Declining occupancy in office buildings and sizeable snow removal costs put pressure on profits. Shares seem to have stabilized and we believe this issue now represents good value.

Q. Please give us your outlook for the economy and for small stocks.

A. For the first time in years, small cap companies lagged large caps during the troubling period that preceded the war. With the war resolved, small companies began to outperform large once again. However, many small-cap issues are still available at valuations that could attract investors if the economy shows renewed signs of growth. Right now, business conditions no longer seem to be worsening, but improvement is coming grudgingly. If investors gain confidence that better economic times lie ahead, small caps have the potential to produce strong returns.

   Our energies remain focused on finding companies with solid finances whose share prices appear to understate their potential to produce growing earnings over the next few years.

   The preceding information is the opinion of fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/03 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                           Value
              COMMON STOCKS - 81.6%
              Energy - 8.8%
              Oil & Gas Drilling - 1.4%
  38,400      Atwood Oceanics, Inc. *                       $  1,142,400
 300,000      Key Energy Services, Inc. *                      3,564,000
                                                            ------------
                                                            $  4,706,400
                                                            ------------
              Oil & Gas Equipment & Services - 2.7%
 200,300      Gulfmark Offshore, Inc. *                     $  3,623,627
  43,500      Lufkin Industries, Inc.                          1,044,000
 199,500      Maverick Tube Corp. *                            3,993,990
                                                            ------------
                                                            $  8,661,617
                                                            ------------
              Oil & Gas Exploration & Production - 3.9%
  75,800      Penn Virginia Corp.                           $  3,145,700
 450,000      Swift Energy Co. *                               5,332,500
  40,000      Tom Brown, Inc. *                                1,132,000
 140,400      Unit Corp. *                                     3,088,800
                                                            ------------
                                                            $ 12,699,000
                                                            ------------
              Oil & Gas Refining, Marketing & Transportation - 0.8%
  87,300      St. Mary Land & Exploration Co.               $  2,444,400
                                                            ------------
              Total Energy                                  $ 28,511,417
                                                            ------------
              Materials - 3.6%
              Diversified Metals & Mining - 1.5%
 343,800      Massey Energy Co.                             $  4,820,076
                                                            ------------
              Paper Products - 1.1%
 257,700      Domtar, Inc.                                  $  2,716,158
 199,000      Mercer International, Inc. *                       977,090
                                                            ------------
                                                            $  3,693,248
                                                            ------------
              Specialty Chemicals - 0.4%
  55,000      Great Lakes Chemical Corp.                    $  1,266,650
                                                            ------------
              Steel - 0.6%
 313,000      Graftech International Ltd. *                 $  1,924,950
                                                            ------------
              Total Materials                               $ 11,704,924
                                                            ------------
              Capital Goods - 7.5%
              Construction, Farm Machinery & Heavy Trucks - 1.1%
 259,500      Wabtec Corp.                                  $  3,557,745
                                                            ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                          Value
              Constuction & Engineering - 1.7%
 105,000      Granite Consturction, Inc.                   $  1,940,400
 225,000      Insituform Technologies, Inc. *                 3,633,750
                                                           ------------
                                                           $  5,574,150
                                                           ------------
              Electrical Components & Equipment - 0.4%
 175,000      Power-One, Inc. *                            $  1,209,250
                                                           ------------
              Industrial Conglomerates - 1.5%
 245,000      Cornell Companies, Inc. *                    $  3,430,000
 143,600      N N Ball & Roller, Inc.                         1,575,292
                                                           ------------
                                                           $  5,005,292
                                                           ------------
              Industrial Machinery - 2.0%
 270,000      Joy Global, Inc. *                           $  3,639,600
  46,600      Nacco Industries, Inc.                          2,695,810
                                                           ------------
                                                           $  6,335,410
                                                           ------------
              Trading Companies & Distributors - 0.8%
 130,100      Applied Industrial Technologies, Inc.        $  2,491,415
                                                           ------------
              Total Capital Goods                          $ 24,173,262
                                                           ------------
              Commercial Services & Supplies - 6.1%
              Commercial Printing - 0.9%
 115,000      John H. Harland Co.                          $  2,802,550
                                                           ------------
              Diversified Commercial Services - 4.2%
 215,000      Central Parking Corp.                        $  2,440,250
  45,000      FTI Consulting, Inc. *                          1,651,950
 221,300      Profit Recovery Group International *           1,549,100
 334,000      Rent-Way, Inc. *                                1,573,140
  95,100      Roto Rooter, Inc.                               3,710,802
 120,000      Watson Wyatt & Co. Holdings *                   2,640,000
                                                           ------------
                                                           $ 13,565,242
                                                           ------------
              Employment Services - 1.0%
 260,000      Hall, Kinion & Associates, Inc. *            $    681,200
 152,300      Korn/Ferry International *                      1,221,446
 114,625      Right Management Consultants, Inc. *            1,488,979
                                                           ------------
                                                           $  3,391,625
                                                           ------------
              Total Commercial Services & Supplies         $ 19,759,417
                                                           ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                             Value
              Transportation - 3.2%
              Marine - 1.3 %
 275,000      Stelmar Shipping Ltd. *                         $  4,262,500
                                                              ------------
              Railroads - 1.4%
 219,600      Genesee & Wyoming, Inc. *                       $  4,556,700
                                                              ------------
              Trucking - 0.5%
  76,200      Dollar Thrifty Automotive Group *               $  1,472,946
                                                              ------------
              Total Transportation                            $ 10,292,146
                                                              ------------
              Automobiles & Components - 0.8%
              Auto Parts & Equipment - 0.8%
 140,000      Federal Signal Corp.                            $  2,531,200
                                                              ------------
              Total Automobiles & Components                  $  2,531,200
                                                              ------------
              Consumer Durables & Apparel - 2.1%
              Apparel, Accessories & Luxury Goods - 0.5 %
 342,100      Charming Shoppes, Inc. *                        $  1,614,712
                                                              ------------
              Footwear - 0.8%
 200,050      Maxwell Shoe Co., Inc. *                        $  2,658,665
                                                              ------------
              Housewares & Specialties - 0.6%
  38,400      Department 56, Inc. *                           $    462,336
 161,000      Oneida Ltd.                                        1,489,250
                                                              ------------
                                                              $  1,951,586
                                                              ------------
              Textiles - 0.2%
  75,000      Quaker Fabric Corp.                             $    483,750
                                                              ------------
              Total Consumer Durables & Apparel               $  6,708,713
                                                              ------------
              Hotels, Restaurants & Leisure - 0.7%
              Leisure Facilities - 0.3%
 105,600      Bally Total Fitness Holding Corp. *             $    842,688
                                                              ------------
              Restaurants - 0.4%
  29,700      O'Charley's, Inc. *                             $    569,349
  28,500      Rare Hospitality International, Inc. *               814,530
                                                              ------------
                                                              $  1,383,879
                                                              ------------
              Total Hotels, Restaurants & Leisure             $  2,226,567
                                                              ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                      Value
              Media - 2.4%
              Advertising - 2.0 %
  98,500      Equity Marketing, Inc. *                 $  1,467,650
 135,000      R.H. Donnelley Corp. *+                     4,849,200
                                                       ------------
                                                       $  6,316,850
                                                       ------------
              Publishing - 0.4%
 123,900      Advanced Marketing Services, Inc.        $  1,387,680
                                                       ------------
              Total Media                              $  7,704,530
                                                       ------------
              Retailing - 5.4%
              Apparel Retail - 0.6 %
  82,400      Stage Stores, Inc. *                     $  2,012,208
                                                       ------------
              Catalog Retail - 1.1%
 400,000      Insight Enterprises, Inc. *              $  3,496,000
                                                       ------------
              Computer & Electronics Retail - 0.2%
 123,000      Inter-TAN, Inc. *                        $    773,670
                                                       ------------
              General Merchandise Stores - 0.6%
  68,900      Blyth Industries, Inc.                   $  1,903,018
                                                       ------------
              Specialty Stores - 2.9%
 140,000      Guitar Center, Inc. *                    $  3,353,000
 203,000      Hancock Fabrics, Inc.                       2,939,440
 140,300      School Specialty, Inc. *                    2,970,151
  20,500      Wilsons, The Leather Experts *                117,260
                                                       ------------
                                                       $  9,379,851
                                                       ------------
              Total Retailing                          $ 17,564,747
                                                       ------------
              Food & Drug Retailing - 1.9%
              Food Distributors - 1.1 %
 101,300      Fresh Del Monte Produce, Inc. *          $  2,105,014
  92,800      Hain Celestial Group, Inc. *                1,603,584
                                                       ------------
                                                       $  3,708,598
                                                       ------------
              Food Retail - 0.3%
  95,000      Wild Oats Markets, Inc. *                $  1,002,845
                                                       ------------
              Hypermarkets & Supercenters - 0.5%
 100,000      BJ's Wholesale Club, Inc. *              $  1,542,000
                                                       ------------
              Total Food & Drug Retailing              $  6,253,443
                                                       ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                         Value
              Household & Personal Products - 1.4%
              Household Products - 0.9%
 285,600      Nu Skin Enterprises, Inc. +                 $  2,856,000
                                                          ------------
              Personal Products - 0.5%
 208,600      Playtex Products, Inc. *                    $  1,622,908
                                                          ------------
              Total Household & Personal Products         $  4,478,908
                                                          ------------
              Health Care Equipment & Supplies - 7.0%
              Health Care Distributors - 1.3 %
  70,000      Amerigroup Corp. *                          $  2,444,400
 140,000      Cross Country Healthcares, Inc. *              1,778,000
                                                          ------------
                                                          $  4,222,400
                                                          ------------
              Health Care Equipment - 1.2%
 155,000      Haemonetics Corp. *                         $  2,797,750
 301,000      Rita Medical Systems, Inc. *                   1,143,800
                                                          ------------
                                                          $  3,941,550
                                                          ------------
              Health Care Facilities - 0.3%
  39,100      Triad Hospitals, Inc. *                     $  1,011,517
                                                          ------------
              Health Care Services - 2.4%
 162,900      Pediatrix Medical Group, Inc. *             $  6,118,524
 120,000      Quintiles Transnational Corp. *                1,698,000
                                                          ------------
                                                          $  7,816,524
                                                          ------------
              Managed Health Care - 1.8%
 149,400      PacifiCare Health Systems, Inc. *           $  5,775,655
                                                          ------------
              Total Health Care Equipment & Supplies      $ 22,767,646
                                                          ------------
              Pharmaceuticals & Biotechnology - 0.9%
              Biotechnology - 0.9 %
 100,800      Embrex, Inc. *                              $    956,592
 375,000      Kendle International, Inc. *                   1,871,250
                                                          ------------
                                                          $  2,827,842
                                                          ------------
              Total Pharmaceuticals & Biotechnology       $  2,827,842
                                                          ------------
              Banks - 3.0%
              Diversified Banks - 1.5 %
 129,200      BankAtlantic Bancorp, Inc.                  $  1,490,968
  89,900      Banner Corp.                                   1,904,981
  76,800      Provident Financial Services, Inc.             1,397,760
                                                          ------------
                                                          $  4,793,709
                                                          ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                           Value
              Regional Banks - 0.6%
  60,700      Irwin Financial Corp.                         $  1,495,041
  14,850      Whitney Holding Corp.                              504,752
                                                            ------------
                                                            $  1,999,793
                                                            ------------
              Thrifts & Mortgage Finance - 0.9%
 104,900      First Niagara Financial Group, Inc. *         $  1,435,032
  80,000      Staten Island Bancorp, Inc.                      1,542,400
                                                            ------------
                                                            $  2,977,432
                                                            ------------
              Total Banks                                   $  9,770,934
                                                            ------------
              Diversified Financials - 3.2%
              Consumer Finance - 2.7%
 135,500      Advanta Corp.                                 $  1,261,505
  87,000      Advanta Corp. (Class B)                            856,950
 114,700      American Capital Strategies                      3,137,045
  78,600      iDine Rewards Network *                            844,164
 362,300      Medallion Financial Corp.                        2,481,755
                                                            ------------
                                                            $  8,581,419
                                                            ------------
              Specialized Finance - 0.5%
  68,600      Financial Federal Corp. *                     $  1,697,850
                                                            ------------
              Total Diversified Financials                  $ 10,279,269
                                                            ------------
              Insurance - 3.1%
              Life & Health Insurance - 0.5%
  72,600      FBL Financial Group, Inc.                     $  1,481,040
                                                            ------------
              Property & Casualty Insurance - 2.6%
  61,500      IPC Holdings Ltd.                             $  1,985,835
  82,000      Philadelphia Consolidated Holding Corp. *        3,354,620
  67,000      RLI Corp. *                                      1,981,860
  40,000      Stewart Information Services Corp. *             1,118,000
                                                            ------------
                                                            $  8,440,315
                                                            ------------
              Total Insurance                               $  9,921,355
                                                            ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                                 Value
              Real Estate - 5.5%
              Real Estate Investment Trusts - 5.5%
 107,500      Bedford Property Investors, Inc.                    $  2,956,250
  52,100      Entertainment Properties Trust                         1,406,700
  65,000      Pennsylvania Real Estate Investment Trust, Inc.        1,834,300
 100,000      Reckson Associates Realty Corp.                        2,025,000
 295,000      Trizec Properties Inc.                                 3,224,350
 104,000      Universal Health Realty Inc.                           2,808,000
 252,000      Ventas, Inc.                                           3,565,800
                                                                  ------------
                                                                  $ 17,820,400
                                                                  ------------
              Total Real Estate                                   $ 17,820,400
                                                                  ------------
              Software & Services - 4.5%
              Application Software - 1.9%
 365,000      E.Piphany, Inc. *                                   $  1,919,900
 275,500      SPSS, Inc. *                                           4,275,760
                                                                  ------------
                                                                  $  6,195,660
                                                                  ------------
              Data Processing & Outsourced Services - 1.3%
 220,000      Lightbridge, Inc. *                                 $  1,768,800
 184,400      Pegusus Systems, Inc. *                                2,616,636
                                                                  ------------
                                                                  $  4,385,436
                                                                  ------------
              Systems Software - 1.3%
 315,000      Borland Software Corp. *                            $  3,187,800
 185,500      WatchGuard Technologies, Inc. *                          927,500
                                                                  ------------
                                                                  $  4,115,300
                                                                  ------------
              Total Software & Services                           $ 14,696,396
                                                                  ------------
              Technology Hardware & Development - 2.0%
              Networking Equipment - 0.5%
 215,000      Computer Network Technology Corp. *                 $  1,627,550
                                                                  ------------
              Communications Equipment - 0.9%
 407,200      Remec, Inc. *                                       $  2,793,392
                                                                  ------------
              Electronic Equipment & Instruments - 0.5%
 132,200      LSI Industries, Inc.                                $  1,571,858
                                                                  ------------
              Electronic Manufacturing Services - 0.1%
  20,000      Photon Dynamics, Inc. *                             $    495,800
                                                                  ------------
              Total Technology Hardware & Development             $  6,488,600
                                                                  ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                            Value
              Semiconductors - 2.5%
              Semiconductor Equipment - 1.7%
  60,000      Advanced Energy Industries, Inc. *             $    806,400
  40,000      ATMI, Inc. *                                      1,000,800
 120,000      Brooks Automation, Inc. *                         1,428,000
 140,000      Photronics, Inc. *                                2,357,600
                                                             ------------
                                                             $  5,592,800
                                                             ------------
              Semiconductors - 0.8%
 190,000      HI/FN, Inc. *                                  $  1,411,700
  50,000      Power Integrations, Inc. *                        1,332,950
                                                             ------------
                                                             $  2,744,650
                                                             ------------
              Total Semiconductors                           $  8,337,450
                                                             ------------
              Telecommunication Services - 0.4%
              Wireless Telecommunication Services - 0.4%
  80,000      Boston Communications Group, Inc. *            $  1,301,600
                                                             ------------
              Total Telecommunication Services               $  1,301,600
                                                             ------------
              Utilities - 5.6%
              Gas Utilities - 5.6%
  88,900      AGL Resources, Inc.                            $  2,322,957
 110,300      Cascade Natural Gas Corp.                         2,183,940
 267,800      NUI Corp. +                                       4,228,562
 100,000      People's Energy Corp.                             4,264,000
 344,800      Southwestern Energy Co. *                         5,178,895
                                                             ------------
                                                             $ 18,178,354
                                                             ------------
              Total Utilities                                $ 18,178,354
                                                             ------------
              TOTAL COMMON STOCKS
              (Cost $243,576,487)                            $264,299,120
                                                             ------------
              EXCHANGE TRADED FUND - 1.6%
  40,500      Ishares Russell 2000 Value Index Fund          $  5,168,205
                                                             ------------
              TOTAL EXCHANGE TRADED FUND
              (Cost $4,602,892)                              $  5,168,205
                                                             ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Principal
   Amount                                                              Value
                 TEMPORARY CASH INVESTMENTS - 16.8%
                 Repurchase Agreement -8.7%
$28,200,000      Credit Suisse First Boston, Inc., 1.21%, dated
                 5/31/03, repurchase price of $28,200,000,
                 plus accrued interest on 6/2/03 collateralized
                 by $27,343,000 U.S. Treasury Notes, 3.25%,
                 12/31/03                                          $ 28,200,000
                                                                   ------------
                 Security Lending Collateral - 8.1%
 26,090,684      Securities Lending Investment Fund, 1.24%         $ 26,090,684
                                                                   ------------
                 TOTAL TEMPORARY CASH INVESTMENTS - 9.6%
                 (Cost $54,290,684)                                $ 54,290,684
                                                                   ------------
                 TOTAL INVESTMENT IN SECURITIES - 100.0%
                 (Cost $302,467,809)(a)(b)                         $323,758,009
                                                                   ============

*   Non-income producing security.

(a) At May 31, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $302,606,982 was as follows:

    Aggregate gross unrealized gain for all investments in
    which there is an excess of value over tax cost                $ 44,827,924

    Aggregate gross unrealized loss for all investments in
    which there is an excess of tax cost over value                $(23,674,643)
                                                                   ------------
    Net unrealized gain                                            $ 21,153,281
                                                                   ============

(b) The Fund elected to defer approximately $127 of currrency losses recognized between December 1, 2001 and November 3, 2002 to its fiscal year ending November 30, 2003.

+ At May 31, 2003, the following securities have been pledged to cover margin requirements for open futures contracts.

     Shares               Security             Market Value
     ------     -------------------------      ------------
     66,932     NUI Corp.                        $524,078
    116,080     Nu Skin Enterprises, Inc.        $579,819
     20,000     R.H. Donnelley Corp.             $352,900

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2003 aggregated $49,572,997 and $42,405,216, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
BALANCE SHEET 5/31/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
     $24,809,752) ($302,467,809)                               $323,758,009
  Cash                                                               70,240
  Receivables -
     Investment securities sold                                     360,309
     Fund shares sold                                               500,772
     Variation margin                                               288,600
     Dividends, interest and foreign taxes withheld                 213,734
  Other                                                               2,195
                                                               ------------
       Total assets                                            $325,193,859
                                                               ------------
LIABILITIES:
  Payables -
     Fund shares repurchased                                   $    444,139
     Upon return of securities loaned                            26,090,684
  Due to affiliates                                                 424,316
  Accrued expenses                                                   80,300
                                                               ------------
       Total liabilities                                       $ 27,039,439
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $276,156,204
  Accumulated net investment loss                                  (839,690)
  Accumulated net realized loss on investments, foreign
     currency transactions and futures contracts                 (1,863,645)
  Net unrealized gain on investments                             21,290,200
  Net unrealized gain on investments and other assets and
     and liabilities denominated in foreign currencies                  199
  Net unrealized gain on futures contracts                        3,410,852
                                                               ------------
       Total net assets                                        $298,154,120
                                                               ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $152,126,835/6,605,657 shares)             $      23.03
                                                               ============
  Class B (based on $108,542,105/4,940,473 shares)             $      21.97
                                                               ============
  Class C (based on $37,484,892/1,644,443 shares)              $      22.79
                                                               ============
  Class R (based on $587.70/25,523 shares)                     $      23.03
                                                               ============
MAXIMUM OFFERING PRICE:
  CLASS A ($23.03 [DIVIDED BY] 94.25%)                         $      24.44
                                                               ============
  CLASS C ($22.79 [DIVIDED BY] 99.00%)                         $      23.02
                                                               ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/03

INVESTMENT INCOME:
  Dividends                                                    $ 1,631,600
  Interest                                                         163,386
  Income from securities loaned, net                                23,670
                                                               -----------
     Total investment income                                                     $ 1,818,656
                                                                                 -----------
EXPENSES:
  Management fees                                              $ 1,126,404
  Transfer agent fees
     Class A                                                       265,438
     Class B                                                       223,961
     Class C                                                        57,378
  Distribution fees
     Class A                                                       166,820
     Class B                                                       503,591
     Class C                                                       154,312
     Class R                                                             1
  Administrative fees                                               50,618
  Custodian fees                                                    23,454
  Registration fees                                                 72,405
  Professional fees                                                 18,447
  Printing                                                          26,746
  Fees and expenses of nonaffiliated trustees                        6,147
  Miscellaneous                                                     10,342
                                                               -----------
     Total expenses                                                              $ 2,706,064
     Less fees paid indirectly                                                        (5,255)
                                                                                 -----------
     Net expenses                                                                $ 2,700,809
                                                                                 -----------
       Net investment loss                                                       $  (882,153)
                                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS:
  Net realized gain (loss) on:
     Investments                                               $  (515,786)
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies               384
     Futures contracts                                             145,113       $  (370,289)
                                                               -----------       -----------
  Change in net unrealized gain on:
     Investments                                               $18,687,634
     Forward foreign currency contracts and other assets
       and liabilities denominated in foregin currencies               199
     Futures contracts                                           1,386,544       $20,074,377
                                                               -----------       -----------
     Net gain on investments, foreign currency
       transactions and futures contracts                                        $19,704,088
                                                                                 -----------
     Net increase in net assets resulting from operations                        $18,821,935
                                                                                 ===========


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/03 and the Year Ended 11/30/02

                                                            Six Months
                                                              Ended
                                                             5/31/03          Year Ended
                                                           (unaudited)         11/30/02
FROM OPERATIONS:
Net investment loss                                       $   (882,153)     $ (2,055,478)
Net realized loss on investments, foreign currency
  transactions and futures contracts                          (370,289)       (1,257,868)
Change in net unrealized gain (loss) on investments,
  foreign currency transactions and futures contracts       20,074,377       (21,879,585)
                                                          ------------      ------------
     Net increase (decrease) in net assets resulting
       from operations                                    $ 18,821,935      $(25,192,931)
                                                          ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
  Class A ($0.00 and $0.02 per share, respectively)       $          -      $   (106,235)
  Class B ($0.00 and $0.02 per share, respectively)                  -           (86,396)
  Class C ($0.00 and $0.02 per share, respectively)                  -           (22,352)
  Class R ($0.00 and $0.00 per share, respectively)                  -                 -
                                                          ------------      ------------
     Total distributions to shareowners                   $          -      $   (214,983)
                                                          ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $ 52,065,491      $233,516,411
Reinvestment of distributions                                        -           178,890
Cost of shares repurchased                                 (49,704,301)      (95,467,976)
                                                          ------------      ------------
     Net increase in net assets resulting from Fund
       share transactions                                 $  2,361,190      $138,227,325
                                                          ------------      ------------
     Net increase in net assets                           $ 21,183,125      $112,819,411
NET ASSETS:
Beginning of period                                        276,971,295       164,151,884
                                                          ------------      ------------
End of period (including accumulated undistributed net
  investment income (loss) of ($839,690) and $42,463,
  respectively)                                           $298,154,420      $276,971,295
                                                          ============      ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/03 and the Year Ended 11/30/02         (continued)

                                     '03 Shares     '03 Amount
                                     (unaudited)    (unaudited)     '02 Shares      '02 Amount
CLASS A
Shares sold                           1,500,729    $ 30,713,394      5,120,491     $120,898,667
Reinvestment of distributions                --              --          4,418           95,013
Less shares repurchased              (1,365,683)    (27,818,366)    (1,942,657)     (43,784,756)
                                     ----------    ------------     ----------     ------------
  Net increase                          135,046    $  2,895,028      3,182,252     $ 77,208,924
                                     ==========    ============     ==========     ============
CLASS B
Shares sold                             505,778    $  9,908,360      3,216,287     $ 74,892,994
Reinvestment of distributions                --               -          3,377           69,544
Less shares repurchased                (828,348)    (16,011,355)    (2,083,114)     (45,888,528)
                                     ----------    ------------     ----------     ------------
  Net increase (decrease)              (322,570)   $ (6,102,995)     1,136,550     $ 29,074,010
                                     ==========    ============     ==========     ============
CLASS R (a)
Shares sold                                  26    $        500
Reinvestment of distributions                --              --
Less shares repurchased                      --              --
                                     ----------    ------------
  Net increase                               26    $        500
                                     ==========    ============
CLASS C
Shares sold                             561,902    $ 11,443,237      1,590,192     $ 37,724,750
Reinvestment of distributions                --              --            671           14,333
Less shares repurchased                (291,321)     (5,874,580)      (255,200)      (5,794,692)
                                     ----------    ------------     ----------     ------------
  Net increase                          270,581    $  5,568,657      1,335,663     $ 31,944,391
                                     ==========    ============     ==========     ============

(a) Class R shares were first publicly offered April 1, 2003.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              5/31/03     Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS A                                                     (unaudited)    11/30/02    11/30/01    11/30/00    11/30/99    11/30/98
Net asset value, beginning of period                         $  21.51     $  22.46     $ 20.10     $ 17.40     $ 13.85     $ 17.84
                                                             --------     --------     -------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment loss                                         $  (0.03)    $  (0.24)    $ (0.09)    $ (0.12)    $ (0.08)    $ (0.15)
 Net realized and unrealized gain (loss) on investments
  foreign currency transactions and futures contracts            1.55        (0.69)       3.29        3.13        3.63       (2.77)
                                                             --------     --------     -------     -------     -------     -------
   Net increase (decrease) from investment operations        $   1.52     $  (0.93)    $  3.20     $  3.01     $  3.55     $ (2.92)
Distributions to shareowners:
 Net realized gain                                                 --        (0.02)      (0.84)      (0.31)         --       (1.07)
                                                             --------     --------     -------     -------     -------     -------
Net increase (decrease) in net asset value                   $   1.52     $  (0.95)    $  2.36     $  2.70     $  3.55     $ (3.99)
                                                             --------     --------     -------     -------     -------     -------
Net asset value, end of period                               $  23.03     $  21.51     $ 22.46     $ 20.10     $ 17.40     $ 13.85
                                                             ========     ========     =======     =======     =======     =======
Total return*                                                    7.07%       (4.16)%     15.92%      17.26%      25.63%     (17.17)%
Ratio of net expenses to average net assets+                     1.66%**      1.65%       1.79%       1.72%       2.02%       1.85%
Ratio of net investment loss to average net assets+             (0.29)%**    (0.49)%     (0.33)%     (0.27)%     (0.71)%     (0.83)%
Portfolio turnover rate                                            36%**        31%         49%         61%         78%         81%
Net assets, end of period (in thousands)                     $152,127     $139,170     $73,855     $58,323     $33,714     $36,528
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                   1.66%**      1.65%       1.79%       1.72%       2.02%       1.85%
  Net investment loss                                           (0.29)%**    (0.49)%     (0.33)%     (0.27)%     (0.71)%     (0.83)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                   1.66%**      1.63%       1.76%       1.69%       1.98%       1.84%
  Net investment loss                                           (0.28)%**    (0.47)%     (0.30)%     (0.24)%     (0.67)%     (0.82)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              5/31/03     Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS B                                                     (unaudited)    11/30/02    11/30/01    11/30/00    11/30/99    11/30/98
Net asset value, beginning of period                         $  20.60     $  21.67     $ 19.56     $ 17.07     $ 13.69     $ 17.77
                                                             --------     --------     -------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment loss                                         $  (0.13)    $  (0.47)    $ (0.22)    $ (0.18)    $ (0.24)    $ (0.25)
 Net realized and unrealized gain (loss) on investments
  foreign currency transactions and futures contracts            1.50        (0.58)       3.17        2.98        3.62       (2.76)
                                                             --------     --------     -------     -------     -------     -------
   Net increase (decrease) from investment operations        $   1.37     $  (1.05)    $  2.95     $  2.80     $  3.38     $ (3.01)
Distributions to shareowners:
 Net realized gain                                                 --        (0.02)      (0.84)      (0.31)         --       (1.07)
                                                             --------     --------     -------     -------     -------     -------
Net increase (decrease) in net asset value                   $   1.37     $  (1.07)    $  2.11     $  2.49     $  3.38     $ (4.08)
                                                             --------     --------     -------     -------     -------     -------
Net asset value, end of period                               $  21.97     $  20.60     $ 21.67     $ 19.56     $ 17.07     $ 13.69
                                                             ========     ========     =======     =======     =======     =======
Total return*                                                    6.65%       (4.86)%     15.08%      16.36%      24.69%     (17.78)%
Ratio of net expenses to average net assets+                     2.46%**      2.41%       2.52%       2.45%       2.73%       2.55%
Ratio of net investment loss to average net assets+             (1.08)%**    (1.25)%     (1.06)%     (1.01)%     (1.42)%     (1.53)%
Portfolio turnover rate                                            36%**        31%         49%         61%         78%         81%
Net assets, end of period (in thousands)                     $108,542     $108,444     $89,440     $80,905     $56,711     $57,252
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                   2.46%**      2.41%       2.52%       2.45%       2.73%       2.55%
  Net investment loss                                           (1.08)%**    (1.25)%     (1.06)%     (1.01)%     (1.42)%     (1.53)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                   2.46%**      2.39%       2.49%       2.42%       2.69%       2.54%
  Net investment loss                                           (1.08)%**    (1.23)%     (1.03)%     (0.98)%     (1.38)%     (1.52)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended                           9/28/01
                                                    5/31/03         Year Ended         to
                                                  (unaudited)        11/30/02      11/30/01 (a)
CLASS C
Net asset value, beginning of period                $ 21.37          $ 22.44         $20.77
                                                    -------          -------         ------
Increase (decrease) from investment operations:
  Net investment loss                               $ (0.12)         $ (3.19)        $(0.02)
  Net realized and unrealized gain on
     investments, foreign currency transactions
     and futures contracts                             1.54             2.14           2.53
                                                    -------          -------         ------
       Net increase (decrease) from
         investment operations                      $  1.42          $ (1.05)        $ 2.51
Distributions to shareowners:
  Net realized gain                                       -            (0.02)         (0.84)
                                                    -------          -------         ------
Net increase (decrease) in net asset value          $  1.42          $ (1.07)        $ 1.67
                                                    -------          -------         ------
Net asset value, end of period                      $ 22.79          $ 21.37         $22.44
                                                    =======          =======         ======
Total return*                                          6.65%           (4.69)%        12.09%
Ratio of net expenses to average net assets+           2.39%**          2.31%          2.71%**
Ratio of net investment loss to average net
  assets+                                             (1.02)%**        (1.13)%        (1.47)%**
Portfolio turnover rate                                  36%**            31%            49%**
Net assets, end of period (in thousands)            $37,485          $29,357         $  857
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
     Net expenses                                      2.39%**          2.31%          2.54%**
     Net investment loss                              (1.02)%**        (1.13)%        (1.30)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
     Net expenses                                      2.39%**          2.28%          2.54%**
     Net investment loss                              (1.02)%**        (1.10)%        (1.30)%**

(a) Class C shares were first publicly offered on September 28, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           4/1/03
                                                             to
                                                           5/31/03
                                                         (unaudited)
CLASS R (a)
Net asset value, beginning of period                       $19.59
                                                           ------
Increase (decrease) from investment operations:
  Net investment loss                                      $(0.03)
  Net realized and unrealized gain on investments
     futures contracts                                       3.47
                                                           ------
       Net increase from investment operations             $ 3.44
Net increase in net asset value                            $ 3.44
                                                           ------
Net asset value, end of period                             $23.03
                                                           ======
Total return*                                               17.56%
Ratio of net expenses to average net assets+                 1.60%**
Ratio of net investment loss to average net assets+         (0.88)%**
Portfolio turnover rate                                        36%**
Net assets, end of period (in thousands)                   $  588
Ratios with reduction for fees paid indirectly:
     Net expenses                                            1.60%**
     Net investment loss                                    (0.88)%**

(a) Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Small Cap Value Fund (the Fund), is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class R shares. Class R shares were first publicly offered on April 1, 2003. Shares of Class A, Class B, Class C, and Class R each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   may have passed are recorded as soon as the Fund is informed of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. Settlements from litigation and class action suits are recognized when the Fund acquires an enforceable right to such awards. For the six months ended May 31, 2003, the Fund received no class action settlements.

   The fund invests in smaller capitalized company securities that tend to be more sensitive to changes in earnings expectations and have lower trading volumes than mid to large capitalized company securities, and as a result, they may experience more abrupt and erratic price movements.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see
   Note 7).

D. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

   At May 31, 2003 open futures contracts were as follows:

--------------------------------------------------------------------------------
                      Number of                                     Unrealized
                      Contracts      Settlement       Market           Gain
      Type          Long/(Short)        Month          Value          (Loss)
--------------------------------------------------------------------------------
  Russell 2000           78             6/03        17,200,950      $3,410,852
--------------------------------------------------------------------------------

E. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

F. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $39,721 in underwriting commissions on the sale of Fund shares during the six months ended May 31, 2003.

G. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

H. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral is adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of the loaned securities and collateral at period end are disclosed on the balance sheet. The Fund invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman, Co., the Fund's custodian.

I. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets. Prior to August 1, 2002, the management fee was calculated daily at the annual rate of 1.10% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2003, $213,891 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $58,493 in transfer agent fees payable to PIMSS at May 31, 2003.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $151,932 in distribution fees payable to PFD at May 31, 2003. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2003, CDSCs in the amount of $119,861 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months May 31, 2003, the Fund's expenses were reduced by $5,255 under such arrangements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2003, the Fund had no borrowings under this agreement.

7. Forward Foreign Currency Contracts

The Fund may enter into contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. As of May 31, 2003, the Fund had no outstanding portfolio or settlement hedges.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.

U.S. Equity
Pioneer Fund
Pioneer Balanced Fund
Pioneer Equity Income Fund
Pioneer Core Equity Fund
Pioneer Growth Shares
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Real Estate Shares
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund

International/Global Equity
Pioneer Emerging Markets Fund
Pioneer Europe Select Fund
Pioneer Europe Fund
Pioneer International Equity Fund
Pioneer International Value Fund

Fixed Income
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer High Yield Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund

Money Market
Pioneer Cash Reserves Fund**

** An investment in the Fund is not insured or guaranteed by the Federal Deposit
   Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                    Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management
Shareholder Services, Inc.

* Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003. Daniel T. Geraci resigned as Trustee and Executive Vice President of the Fund on April 30, 2003.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*

For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*

Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*

A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*

Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*

The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*

Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA

The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan

Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan

Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)

Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan

Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

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HOW TO CONTACT PIONEER
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We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus. For more information about any Pioneer fund, call your financial advisor, or call Pioneer directly at 1-800-225-6292. Please request a free prospectus, which contains information about fund charges and expenses. Read it carefully before you invest or send money.

[LOGO] PIONEER
       Investments (R)

Pioneer Investment Management, Inc.
60 State Street                                                    13603-00-0703
Boston, Massachusetts 02109             (C) 2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC



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ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


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(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


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ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


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                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 5, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 5, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 5, 2003

* Print the name and title of each signing officer under his or her signature.